Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 305,352	$ 309,029
Restricted cash	20,272	8,110
Marketable securities	12,033	16,300
Trade accounts receivable, net	27,650	23,363
Other current assets	26,667	25,437
Related party receivables	3,990	1,990
Derivative instruments receivables	9,449	3,748
Inventories	28,154	20,142
Prepaid expenses	6,127	8,587
Voyages in progress	2,808	9,062
Favorable charter party contracts	18,732	18,732
Total current assets	461,234	444,500
Restricted cash	46,981	54,845
Vessels and equipment, net	2,406,456	2,215,003
Vessels under capital leases, net	1,165	2,061
Newbuildings	0	105,727
Favorable charter party contracts	16,221	34,954
Investments in associated companies	1,658	2,287
Other long term assets	17,639	10,681
Total assets	2,951,354	2,870,058
Current liabilities
Current portion of long-term debt	471,764	109,671
Current portion of obligations under capital leases	5,649	5,239
Derivative instruments payables	1,294	2,293
Related party payables	0	2,730
Trade accounts payables	7,752	5,401
Accrued expenses	26,643	24,304
Other current liabilities	28,398	32,089
Total current liabilities	541,500	181,727
Long-term liabilities
Long-term debt	877,278	1,134,788
Long-term related party debt	0	44,000
Obligations under capital leases	1,786	7,435
Other long term liabilities	7,278	8,059
Total liabilities	1,427,842	1,376,009
Commitments and contingencies
Equity
Share capital (2018:144,272,697 shares. 2017: 142,197,697 shares. All shares are issued and outstanding at par value $0.05)	7,215	7,111
Treasury shares	(2,643)	0
Additional paid in capital	233	454,694
Contributed capital surplus	1,786,451	1,378,824
Accumulated other comprehensive income	0	5,323
Retained deficit	(267,744)	(351,903)
Total equity	1,523,512	1,494,049
Total liabilities and equity	$ 2,951,354	$ 2,870,058